BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Jun. 26, 2021
Medmen Enterprises Inc. [Member]
Schedule of business acquisitions

	2020 Acquisitions
	MattnJeremy, Inc.	MME Evanston Retail, LLC	TOTAL

Closing Date:	September 3, 2019	December 2, 2019

Total Consideration:
Cash	$1,000,000	$-	$1,000,000
Relief of Credit	-	6,930,557	6,930,557
Present Value of Deferred Payments	1,875,000	-	1,875,000
Contingent Consideration	9,833,000	-	9,833,000

Total Consideration	$12,708,000	$6,930,557	$19,638,557

Number of Shares Issued:
Subordinate Voting Shares	5,112,263	-	5,112,263

Preliminary Accounting Estimate of Net Assets Acquired:

Current Assets	$405,000	$537,771	$942,771
Fixed Assets	-	430,621	430,621
Deferred Tax Liabilities	(1,844,465)	(1,583,745)	(3,428,210)
Intangible Assets:
Customer Relationships	830,000	300,000	1,130,000
Dispensary License	5,100,000	4,500,000	9,600,000

Total Intangible Assets	5,930,000	4,800,000	10,730,000

Total Identifiable Net Assets	4,490,535	4,184,647	8,675,182

Goodwill (1)	8,217,465	2,745,910	10,963,375

Total Preliminary Accounting Estimate of Net Assets Acquired	$12,708,000	$6,930,557	$19,638,557

Acquisition Costs Expensed (2)	$421,497	$-	$421,497
Net Income (Loss)	$(1,136,536)	$870,289	$(266,247)
Revenues	$2,797,177	$6,283,249	$9,080,426
Pro Forma Net Income (Loss) (3)	$10,000	$(132,726)	$(122,726)
Pro Forma Revenues (3)	$50,000	$4,488,035	$4,538,035